Contingent Liabilities, Commitments, and Other Financial Obligations	12 Months Ended
Dec. 31, 2021
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Contingent Liabilities, Commitments, and Other Financial Obligations
33. Contingent Liabilities, Commitments, and Other Financial Obligations
a) Contingent liabilities
Within the course of its ordinary activities, the Group may be involved in legal disputes from time to time.
Based on the assessment of the Management Board and legal counsel, there are no additional claims beyond the litigation risks reported in the provisions that may be significant with regard to the Company’s business and its financial position and performance.
b) Commitments
As in the previous year, there are no commitments arising under guarantees.
c) Other financial obligations
Other financial obligations as of December 31, 2021 are as follows:

December 31, 2021
in € thousand	up to 1 year	1 to 5 years	>5 years	Total
Incidental rental costs	161	641	373	1,176
Software and licenses	924	1,876	0	2,800
Other	256	6	0	263
Total	1,342	2,523	373	4,239

The significant amount in financial obligations from software and licenses includes an agreement for the use of SAP. The other obligations are primarily service contracts.
In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2021
Intangible assets	41
Property, plant and equipment	2,736
Total	2,777